Putnam Investments

One Post Office Square

Boston, MA 02109

September 1, 2016

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Putnam Funds Trust (Securities Act No. 333-515 and Investment Company File Act No. 811-07513) (the “Trust”) on behalf of Putnam Asia Pacific Equity Fund, Putnam Capital Spectrum Fund, Putnam Equity Spectrum Fund and Putnam Multi-Cap Core Fund – Post-Effective Amendment No. 240 to the Trust’s Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Funds hereby certify that the forms of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 240 to the Fund’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on August 26, 2016.

Comments or questions concerning this certificate may be directed to Caitlin E. Robinson at 1-800-225-2465, ext. 10044.

Very truly yours,

PUTNAM FUNDS TRUST

/s/ Jonathan S. Horwitz

By:	_______________________________________

Jonathan S. Horwitz

Executive Vice President, Principal Executive
Officer and Compliance Liaison

cc: James Thomas, Esq.